Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per Share [Abstract]
Computation for Basic and Diluted Earnings per Share
The following table sets forth the computation for basic and diluted earnings per share:

	2024		2023		2022
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$43,730	$43,730	$69,413	$69,413	$36,300	$36,300
less income allocated to participating securities	-	-	(2)	(2)	(6)	(2)
less deemed dividends on Series B preferred stock upon exchange of common stock	-	-	-	-	(9,271)	(9,271)
less deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party	-	-	-	-	(6,944)	-
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	-	-	(9,809)	-	(5,930)	(5,930)
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	-	-	(789)	(789)	(1,116)	(1,116)
less dividends on preferred stock	(1,833)	-	(1,889)	(40)	(1,030)	(493)
less changes in value of warrants’ liability	-	(6)	-	(561)	-	-
Net income attributable to common stockholders	$41,897	$43,724	$56,924	$68,021	$12,003	$19,488

Weighted average number of common shares, basic	12,365,418	12,365,418	10,491,316	10,491,316	1,850,072	1,850,072
Effect of dilutive shares	-	26,836,447	-	25,048,355	-	4,597,638
Weighted average number of common shares, diluted	12,365,418	39,201,865	10,491,316	35,539,671	1,850,072	6,447,710

Earnings per common share	$3.39	$1.11	$5.43	$1.91	$6.49	$3.02